Fair value	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Fair value

47 Fair value

The estimated fair values of Aegon’s assets and liabilities correspond with the amounts that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When available, Aegon uses quoted market prices in active markets to determine the fair value of investments and derivatives. In the absence of an active market, the fair value of investments in financial assets is estimated by using other market observable data, such as corroborated external quotes and present value or other valuation techniques. An active market is one in which transactions are taking place regularly on an arm’s length basis. Fair value is not determined based upon a forced liquidation or distressed sale.

Valuation techniques are used when Aegon determines the market is inactive or quoted market prices are not available for the asset or liability at the measurement date. However, the fair value measurement objective remains the same, that is, to estimate the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions (i.e. an exit price at the measurement date from the perspective of a market participant that holds the asset or owes the liability). Therefore, unobservable inputs reflect Aegon’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available.

Aegon employs an oversight structure over valuation of financial instruments that includes appropriate segregation of duties. Senior management, independent of the investing functions, is responsible for the oversight of control and valuation policies and for reporting the results of these policies. For fair values determined by reference to external quotation or evidenced pricing parameters, independent price determination or validation is utilized to corroborate those inputs. Further details of the validation processes are set out below.

Valuation of assets and liabilities is based on a pricing hierarchy, in order to maintain a controlled process that will systematically promote the use of prices from sources in which Aegon has the most confidence, where the least amount of manual intervention exists and to embed consistency in the selection of price sources. Depending on asset type the pricing hierarchy consists of a waterfall that starts with making use of market prices from indices and follows with making use of third-party pricing services or brokers.

Fair value hierarchy

The table below provides an analysis of assets and liabilities recorded at fair value on a recurring basis by level of the fair value hierarchy:

	Level I	Level II	Level III	Total 2017
Assets carried at fair value
Available-for-sale
Shares	51	151	288	490
Debt securities	26,338	52,415	1,447	80,200
Money market and other short-term instruments	1,664	5,026	-	6,690
Other investments at fair value	-	208	583	791
	28,053	57,800	2,318	88,170

Fair value through profit or loss
Shares	226	232	604	1,062
Debt securities	1,964	2,175	4	4,144
Money market and other short-term instruments	17	102	-	119
Other investments at fair value	1	539	1,255	1,795
Investments for account of policyholders 1)	115,323	76,302	1,784	193,409
Derivatives	68	5,787	57	5,912
Investments in real estate	-	-	2,147	2,147
Investments in real estate for policyholders	-	-	655	655
	117,599	85,137	6,506	209,241

Revalued amounts
Real estate held for own use	-	-	307	307
	-	-	307	307
Total assets at fair value	145,652	142,937	9,130	297,718

Liabilities carried at fair value
Investment contracts for account of policyholders 2)	-	36,950	219	37,169
Borrowings 3)	-	536	-	536
Derivatives	34	5,251	1,845	7,130
Total liabilities at fair value	34	42,738	2,064	44,835
[1]	The investments for account of policyholders included in the table above only include investments carried at fair value through profit or loss.
[2]	The investment contracts for account of policyholders included in the table above represents only those investment contracts carried at fair value.
[3]	Total borrowings on the statement of financial position contain borrowings carried at amortized cost that are not included in the above schedule.

Note that the investment contracts for account of policyholders previously reported as Level I have been reclassified to Level II, as the value of these liabilities is directly derived from the fair value of the linked investments for account of policyholders. The comparative numbers have been adjusted accordingly. These reclassifications had no effect on net income, shareholders’ equity or earnings per share.

	Level I	Level II	Level III	Total 2016
Assets carried at fair value
Available-for-sale
Shares	119	312	393	824
Debt securities	29,386	69,702	1,966	101,054
Money market and other short-term instruments	-	6,776	-	6,776
Other investments at fair value	-	453	754	1,206
	29,504	77,243	3,112	109,860

Fair value through profit or loss
Shares	288	152	50	490
Debt securities	27	2,082	6	2,115
Money market and other short-term instruments	-	317	-	317
Other investments at fair value	1	961	1,257	2,219
Investments for account of policyholders 1)	125,997	75,202	1,726	202,924
Derivatives	41	8,169	108	8,318
Investments in real estate	-	-	1,999	1,999
Investments in real estate for policyholders	-	-	686	686
	126,355	86,883	5,831	219,069

Revalued amounts
Real estate held for own use	-	-	332	332
	-	-	332	332
Total assets at fair value	155,860	164,126	9,275	329,261

Liabilities carried at fair value
Investment contracts for account of policyholders 2)	-	42,627	176	42,803
Borrowings 3)	-	610	-	610
Derivatives	64	6,347	2,467	8,878
Total liabilities at fair value	64	49,584	2,643	52,290
[1]	The investments for account of policyholders included in the table above only include investments carried at fair value through profit or loss.
[2]	The investment contracts for account of policyholders included in the table above represents only those investment contracts carried at fair value.
[3]	Total borrowings on the statement of financial position contain borrowings carried at amortized cost that are not included in the above schedule.

Significant transfers between Level I, Level II and Level III

Aegon’s policy is to record transfers of assets and liabilities between Level I, Level II and Level III at their fair values as of the beginning of each reporting period.

The table below shows transfers between Level I and Level II for financial assets and financial liabilities recorded at fair value on a recurring basis.

		Total 2017		Total 2016
	Transfers Level I to Level II	Transfers Level II to Level I	Transfers Level I to Level II	Transfers Level II to Level I
Assets carried at fair value
Available-for-sale
Shares	1	1	-	-
Debt securities	12	-	5	69
Money markets and other short-term instruments	-	1,664	-	-
	13	1,666	5	69
Fair value through profit or loss
Shares	124	19	-	-
Investments for account of policyholders	12	30	3	(1)
	136	49	3	(1)
Total assets at fair value	149	1,714	8	68

Investment contracts for account of policyholders	1	-	-	-
Total liabilities carried at fair value	1	-	-	-

Transfers are identified based on transaction volume and frequency, which are indicative of an active market.

Movements in Level III financial instruments measured at fair value

The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level III), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

Assets carried at fair value	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
Available-for-sale
Shares	393	54	(46)	68	(112)	(35)	(34)	-	-	-	-	288	-
Debt securities	1,966	39	(2)	678	(149)	(890)	(186)	-	203	(211)	-	1,447	-
Other investments at fair value	754	(112)	(109)	194	(48)	(9)	(87)	-	1	-	-	583	-
	3,112	(19)	(158)	939	(309)	(935)	(307)	-	205	(211)	-	2,318	-

Fair value through profit or loss
Shares	50	(11)	-	583	(18)	-	-	-	-	-	-	604	(11)
Debt securities	6	-	-	-	-	-	(1)	-	-	-	-	4	1
Other investments at fair value	1,257	23	-	378	(350)	-	(162)	-	341	(233)	-	1,255	20
Investments for account of policyholders	1,726	11	-	671	(622)	-	(27)	-	32	(8)	-	1,784	30
Derivatives	108	(33)	-	-	-	-	(2)	(16)	-	-	-	57	(21)
Investments in real estate	1,999	193	-	246	(202)	-	(89)	-	-	-	-	2,147	77
Investments in real estate for policyholders	686	38	-	10	(53)	-	(26)	-	-	-	-	655	38
	5,831	220	-	1,889	(1,245)	-	(306)	(16)	374	(241)	-	6,506	134

Revalued amounts
Real estate held for own use	332	(2)	8	(3)	(4)	-	(24)	-	-	-	-	307	(3)
	332	(2)	8	(3)	(4)	-	(24)	-	-	-	-	307	(3)
Total assets at fair value	9,275	199	(150)	2,826	(1,558)	(935)	(638)	(16)	578	(452)	-	9,130	131

Liabilities carried at fair value
Investment contracts for account of policyholders	176	7	-	60	(21)	-	(12)	-	10	(2)	-	219	(2)
Derivatives	2,467	(828)	-	-	300	-	(75)	10	-	-	(30)	1,845	(745)
	2,643	(821)	-	60	279	-	(87)	10	10	(2)	(30)	2,064	(747)

[1]	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
[2]	Total gains and losses are recorded in line items: Gains / (losses) on revaluation of available-for-sale investments, (Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.
[3]	Total gains / (losses) for the period during which the financial instrument was in Level III.

Assets carried at fair value	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
Available-for-sale
Shares	293	27	(7)	161	(92)	(1)	11	-	-	-	-	393	-
Debt securities	4,144	1	92	443	(262)	(287)	39	-	651	(2,854)	-	1,966	-
Other investments at fair value	928	(177)	20	240	(133)	(141)	18	-	-	(1)	-	754	-
	5,365	(150)	105	845	(487)	(429)	68	-	651	(2,856)	-	3,112	-

Fair value through profit or loss
Shares	-	3	-	48	-	-	-	-	-	-	-	50	3
Debt securities	6	(1)	-	-	-	-	-	-	-	-	-	6	-
Other investments at fair value	1,265	(44)	-	178	(277)	-	35	-	419	(321)	-	1,257	(42)
Investments for account of policyholders	1,745	22	-	469	(395)	-	(35)	-	8	(88)	-	1,726	23
Derivatives	222	(285)	-	75	108	-	(12)	-	-	-	-	108	(287)
Investments in real estate	1,990	70	-	120	(215)	-	19	15	-	-	-	1,999	118
Investments in real estate for policyholders	1,022	(26)	-	81	(260)	-	(131)	-	-	-	-	686	22
	6,250	(261)	-	971	(1,039)	-	(123)	15	427	(409)	-	5,831	(163)

Revalued amounts
Real estate held for own use	338	(9)	8	5	-	-	6	(15)	-	-	-	332	5
	338	(9)	8	5	-	-	6	(15)	-	-	-	332	5
Total assets at fair value	11,954	(420)	113	1,821	(1,527)	(429)	(49)	-	1,077	(3,264)	-	9,275	(159)

Liabilities carried at fair value
Investment contracts for account of policyholders	156	(14)	-	45	(12)	-	2	-	-	(2)	-	176	1
Derivatives	2,104	542	-	-	(207)	-	28	-	-	-	-	2,467	562
	2,260	528	-	45	(219)	-	31	-	-	(2)	-	2,643	563

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
[2]	Total gains and losses are recorded in line items: Gains / (losses) on revaluation of available-for-sale investments, (Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.
[3]	Total gains / (losses) for the period during which the financial instrument was in Level III.

During 2017, Aegon transferred certain financial instruments from Level II to Level III of the fair value hierarchy. The reason for the change in level was that the market liquidity for these securities decreased, which led to a change in market observability of prices. Prior to transfer, the fair value for the Level II securities was determined using observable market transactions or corroborated broker quotes respectively for the same or similar instruments. The amount of assets and liabilities transferred to Level III was EUR 588 million (2016: EUR 1,077 million). Since the transfer, all such assets have been valued using valuation models incorporating significant non market-observable inputs or uncorroborated broker quotes.

Similarly, during 2017, Aegon transferred EUR 454 million (full year 2016: EUR 3,266 million) of financial instruments from Level III to other levels of the fair value hierarchy. The change in level was mainly the result of a return of activity in the market for these securities and that for these securities the fair value could be determined using observable market transactions or corroborated broker quotes for the same or similar instruments.

Valuation techniques and significant unobservable inputs

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level III financial instruments.

Assets carried at fair value	Valuation technique 1)	Significant unobservable input 2)	December 31, 2017	Range (weighted average)	December 31, 2016	Range (weighted average)
Available-for-sale
Shares	Net asset value 3)	n.a.	231	n.a.	262	n.a.
	Other	n.a.	57	n.a.	131	n.a.
			288		393
Debt securities	Broker quote	n.a.	1,034	n.a.	1,389	n.a.
				1.04% - 2.72%		1.30% - 3.37%
	Discounted cash flow	Credit spread	116	(2.64%)	221	(3.08%)
	Other	n.a.	297	n.a.	355	n.a.
			1,447		1,966
Other investments at fair value
Tax credit investments	Discounted cash flow	Discount rate	528	5.8%	676	5.6%
Investment funds	Net asset value 3)	n.a.	31	n.a.	45	n.a.
Other	Other	n.a.	24	n.a.	32	n.a.
			583		754
At December 31			2,318		3,112

Fair value through profit or loss
Shares	Other	n.a.	604	n.a.	50	n.a.
Debt securities	Other	n.a.	4	n.a.	6	n.a.
			609		56

Other investments at fair value
Investment funds	Net asset value 3)	n.a.	1,246	n.a.	1,252	n.a.
Other	Other	n.a.	9	n.a.	5	n.a.
			1,255		1,257

Derivatives
Longevity swap	Discounted cash flow	Mortality	24	n.a.	27	n.a.
Longevity swap						-/- 0.21% -
	Discounted cash flow	Risk free rate	-	-	73	1.67% (1.01%)
Other	Other	n.a.	30	n.a.	4	n.a.
			54		104

Real estate
Investments in real estate	Direct capitalization	Capitalization		3.0% - 10.0%		4.8% - 10.5%
	technique	rate	496	(5.9%)	568	(6.3%)
	Appraisal value	n.a.	1,495	n.a.	1,237	n.a.
	Other	n.a.	155	n.a.	193	n.a.
			2,147		1,999
At December 31			4,065		3,415

Revalued amounts
Real estate held for own use	Direct capitalization	Capitalization		6.0% - 10.0%		6.5% - 9.5%
	technique	rate	157	(7.9%)	178	(7.9%)
	Appraisal value	n.a.	115	n.a.	120	n.a.
	Other	n.a.	35	n.a.	34	n.a.
At December 31			307		332
Total assets at fair value 4)			6,689		6,859

Liabilities carried at fair value
Derivatives
Embedded derivatives in		Own credit		0.2% - 0.3%		0.4% - 0.5%
insurance contracts	Discounted cash flow	spread	1,831	(0.22%)	2,083	(0.4%)
Longevity swap	Discounted cash flow	Mortality	10	n.a.	-	n.a.
Other	Other	n.a.	3	n.a.	384	n.a.
Total liabilities at fair value			1,845		2,467
[1]	Other in the table above (column Valuation technique) includes investments for which the fair value is uncorroborated and no broker quote is received.
[2]	Not applicable (n.a.) has been included when no significant unobservable assumption has been identified.
[3]	Net asset value is considered the best approximation to the fair value of these financial instruments.
[4]	Investments for account of policyholders are excluded from the table above and from the disclosure regarding reasonably possible alternative assumptions. Policyholder assets, and their returns, belong to policyholders and do not impact Aegon’s net income or equity. The effect on total assets is offset by the effect on total liabilities. Derivatives exclude derivatives for account of policyholders amounting to EUR 3 million (2016: EUR 4).

For reference purposes, the valuation techniques included in the table above are described in more detail on the following pages.

Effect of changes in significant unobservable assumptions to reasonably possible alternatives

From all significant unobservable inputs, own credit spread as included in the discount rate for embedded derivatives in insurance contracts is considered significant. It is estimated that changing the other significant unobservable inputs to reflect reasonable possible alternatives in valuation would have no significant impact for the Group.

An increase in own credit spread results in lower valuation, while a decrease results in a higher valuation of the embedded derivatives.

The table below presents the impact on a fair value measurement of a change in the own credit spread by 20 basis points included in the discount rate.

	December 31, 2017	Effect of reasonably possible alternative assumptions (+/-)		December 31, 2016	Effect of reasonably possible alternative assumptions (+/-)
		Increase	Decrease		Increase	Decrease

Financial liabilities carried at fair value
Embedded derivatives in insurance contracts	1,831	125	(120)	2,083	205	(194)

Fair value information about assets and liabilities not measured at fair value

The following table presents the carrying values and estimated fair values of assets and liabilities, excluding assets and liabilities which are carried at fair value on a recurring basis.

2017	Carrying amount December 31, 2017	Estimated fair value hierarchy			Total estimated fair value December 31, 2017
		Level I	Level II	Level III

Assets
Mortgage loans - held at amortized cost	33,562	-	-	38,076	38,076
Private loans - held at amortized cost	3,642	-	64	4,117	4,181
Other loans - held at amortized cost	2,164	6	1,991	166	2,164

Liabilities
Subordinated borrowings - held at amortized cost	764	791	162	-	953
Trust pass-through securities - held at amortized cost	133	-	137	-	137
Borrowings – held at amortized cost	13,099	2,116	28	11,355	13,499
Investment contracts - held at amortized cost	16,665	-	9,676	7,356	17,031

2016	Carrying amount December 31, 2016	Estimated fair value hierarchy			Total estimated fair value December 31, 2016
		Level I	Level II	Level III

Assets
Mortgage loans - held at amortized cost	33,696	-	-	38,498	38,499
Private loans - held at amortized cost	3,166	-	52	3,516	3,569
Other loans - held at amortized cost	2,441	-	2,292	148	2,441

Liabilities
Subordinated borrowings - held at amortized cost	767	703	140	-	844
Trust pass-through securities - held at amortized cost	156	-	141	-	141
Borrowings – held at amortized cost	12,543	2,138	31	10,766	12,935
Investment contracts - held at amortized cost	19,217	-	8,951	10,797	19,748

Certain financial instruments that are not carried at fair value are carried at amounts that approximate fair value, due to their short-term nature and generally negligible credit risk. These instruments include cash and cash equivalents, short-term receivables and accrued interest receivable, short-term liabilities, and accrued liabilities. These instruments are not included in the table above.

Fair value measurement

The description of Aegon’s methods of determining fair value and the valuation techniques are described on the following pages.

Shares

When available, Aegon uses quoted market prices in active markets to determine the fair value of its investments in shares. Fair values for unquoted shares are estimated using observations of the price/earnings or price/cash flow ratios of quoted companies considered comparable to the companies being valued. Valuations are adjusted to account for company-specific issues and the lack of liquidity inherent in an unquoted investment. Adjustments for lack of liquidity are generally based on available market evidence. In addition, a variety of other factors are reviewed by management, including, but not limited to, current operating performance, changes in market outlook and the third-party financing environment. Also for unquoted shares the net asset value may be considered the best approximation to the fair value. Net asset value is the value of an entity’s assets minus the value of its liabilities and may be the same as the book value or the equity value of the entity.

Available-for-sale shares include shares in a Federal Home Loan Bank (FHLB) for an amount of EUR 204 million (2016:

EUR 237 million), which are reported as part of the line-item Net asset value. A FHLB has implicit financial support from the United States government. The redemption value of the shares is fixed at par and they can only be redeemed by the FHLB.

Investment funds: Real estate funds, private equity funds and hedge funds

The fair values of investments held in non-quoted investment funds are determined by management after taking into consideration information provided by the fund managers. Aegon reviews the valuations each month and performs analytical procedures and trending analyses to ensure the fair values are appropriate. The net asset value is considered the best valuation method that approximates the fair value of the funds.

Debt securities

The fair values of debt securities are determined by management after taking into consideration several sources of data. When available, Aegon uses quoted market prices in active markets to determine the fair value of its debt securities. As stated previously, Aegon’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. The majority of brokers’ quotes are non-binding. As part of the pricing process, Aegon assesses the appropriateness of each quote (i.e. as to whether the quote is based on observable market transactions or not) to determine the most appropriate estimate of fair value. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use the following inputs: reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/ or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services Aegon reviews and monitors the applicable methodology documents of the third-party pricing services. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, Aegon performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that Aegon can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Third-party pricing services will often determine prices using recently reported trades for identical or similar securities. The third-party pricing service makes adjustments for the elapsed time from the trade date to the reporting date to take into account available market information. Lacking recently reported trades, third-party pricing services and brokers will use modeling techniques to determine a security price where expected future cash flows are developed based on the performance of the underlying collateral and discounted using an estimated market rate.

Periodically, Aegon performs an analysis of the inputs obtained from third-party pricing services and brokers to ensure that the inputs are reasonable and produce a reasonable estimate of fair value. Aegon’s asset specialists and investment valuation specialists consider both qualitative and quantitative factors as part of this analysis. Several examples of analytical procedures performed include, but are not limited to, recent transactional activity for similar debt securities, review of pricing statistics and trends and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or unpriced securities. Additionally, Aegon performs back testing on a sample basis. Back testing involves selecting a sample of securities trades and comparing the prices in those transactions to prices used for financial reporting. Significant variances between the price used for financial reporting and the transaction price are investigated to explain the cause of the difference.

Credit ratings are also an important consideration in the valuation of securities and are included in the internal process for determining Aegon’s view of the risk associated with each security. However, Aegon does not rely solely on external credit ratings and there is an internal process, based on market observable inputs, for determining Aegon’s view of the risks associated with each security.

Aegon’s portfolio of private placement securities (held at fair value under the classification of available-for-sale or fair value through profit or loss) is valued using a matrix pricing methodology. The pricing matrix is obtained from a third-party service provider and indicates current spreads for securities based on weighted average life, credit rating, and industry sector. Each month, Aegon’s asset specialists review the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar bonds traded in the market. Other inputs to the valuation include coupon rate, the current interest rate curve used for discounting and a liquidity premium to account for the illiquid nature of these securities. The liquidity premiums are determined based upon the pricing of recent transactions in the private placements market; comparing the value of the privately offered security to a similar public security. The impact of the liquidity premium for private placement securities to the overall valuation is insignificant.

Aegon’s portfolio of debt securities can be subdivided in Residential mortgage-backed securities (RMBS), Commercial mortgage-backed securities (CMBS), Asset-backed securities (ABS), Corporate bonds and Government debt. Below relevant details in the valuation methodology for these specific types of debt securities are described.

Residential mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities

Valuations of RMBS, CMBS and ABS are monitored and reviewed on a monthly basis. Valuations per asset type are based on a pricing hierarchy which uses a waterfall approach that starts with market prices from indices and follows with third-party pricing services or brokers. The pricing hierarchy is dependent on the possibilities of corroboration of the market prices. If no market prices are available, Aegon uses internal models to determine fair value. Significant inputs included in the internal models are generally determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles. Market standard models may be used to model the specific collateral composition and cash flow structure of each transaction. The most significant unobservable input is liquidity premium which is embedded in the discount rate.

Corporate bonds

Valuations of corporate bonds are monitored and reviewed on a monthly basis. The pricing hierarchy is dependent on the possibility of corroboration of market prices when available. If no market prices are available, valuations are determined by a discounted cash flow methodology using an internally calculated yield. The yield is comprised of a credit spread over a given benchmark. In all cases the benchmark is an observable input. The credit spread contains both observable and unobservable inputs. Aegon starts by taking an observable credit spread from a similar bond of the given issuer, and then adjust this spread based on unobservable inputs. These unobservable inputs may include subordination, liquidity and maturity differences. The weighted average credit spread used in valuation of corporate bonds has decreased to 2.6% (December 31, 2016: 3.1%).

Government debt

When available, Aegon uses quoted market prices in active markets to determine the fair value of its government debt investments. When Aegon cannot make use of quoted market prices, market prices from indices or quotes from third-party pricing services or brokers are used.

Tax credit investments

The fair value of tax credit investments is determined by using a discounted cash flow valuation technique. This valuation technique takes into consideration projections of future capital contributions and distributions, as well as future tax credits and the tax benefits of future operating losses. The present value of these cash flows is calculated by applying a discount rate. In general, the discount rate is determined based on the cash outflows for the investments and the cash inflows from the tax credits and/or tax benefits (and the timing of these cash flows). These inputs are unobservable in the market place. The discount rate used in valuation of tax credit investments has increased to 5.8% (December 31, 2016: 5.6%).

Mortgage loans, policy loans and private loans (held at amortized cost)

For private loans, fixed interest mortgage loans and other loans originated by the Group, the fair value used for disclosure purposes is estimated by discounting expected future cash flows using a current market rate applicable to financial instruments with similar yield and maturity characteristics. For fixed interest mortgage loans, the market rate is adjusted for expenses, prepayment rates, lapse assumptions (unobservable inputs), liquidity and credit risk (market observable inputs). An increase in expense spread, prepayment rates and/or prepayment assumptions, would decrease the fair value of the mortgage loan portfolio.

The fair value of floating interest rate mortgage loans, policy loans and private placements used for disclosure purposes is assumed to be approximated by their carrying amount, adjusted for changes in credit risk. Credit risk adjustments are based on market observable credit spreads if available, or management’s estimate if not market observable.

Money market and other short-term investments and deposits with financial institutions

The fair value of assets maturing within a year is assumed to be approximated by their carrying amount adjusted for credit risk where appropriate. Credit risk adjustments are based on market observable credit spreads if available, or management’s estimate if not market observable.

Derivatives

Where quoted market prices are not available, other valuation techniques, such as option pricing or stochastic modeling, are applied. The valuation techniques incorporate all factors that a typical market participant would consider and are based on observable market data when available. Models are validated before they are used and calibrated to ensure that outputs reflect actual experience and comparable market prices.

Fair values for exchange-traded derivatives, principally futures and certain options, are based on quoted market prices in active markets. Fair values for over-the-counter (OTC) derivative financial instruments represent amounts estimated to be received from or paid to a third party in settlement of these instruments. These derivatives are valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. Most valuations are derived from swap and volatility matrices, which are constructed for applicable indices and currencies using current market data from many industry standard sources. Option pricing is based on industry standard valuation models and current market levels, where applicable. The pricing of complex or illiquid instruments is based on internal models or an independent third party. For long-dated illiquid contracts, extrapolation methods are applied to observed market data in order to estimate inputs and assumptions that are not directly observable. To value OTC derivatives, management uses observed market information, other trades in the market and dealer prices.

Some OTC derivatives are so-called longevity derivatives. The payout of longevity derivatives is linked to publicly available mortality tables. The derivatives are measured using the present value of the best estimate of expected payouts of the derivative plus a risk margin. The best estimate of expected payouts is determined using best estimate of mortality developments. Aegon determined the risk margin by stressing the best estimate mortality developments to quantify the risk and applying a cost-of-capital methodology. Depending on the duration of the longevity swaps either the projected mortality development or discount rate are the most significant unobservable inputs.

Aegon normally mitigates counterparty credit risk in derivative contracts by entering into collateral agreements where practical and in ISDA master netting agreements for each of the Group’s legal entities to facilitate Aegon’s right to offset credit risk exposure. Changes in the fair value of derivatives attributable to changes in counterparty credit risk were not significant.

Embedded derivatives in insurance contracts including guarantees

Bifurcated guarantees for minimum benefits in insurance and investment contracts are carried at fair value. These guarantees include Guaranteed minimum withdrawal benefits (GMWB) in the United States and United Kingdom which are offered on some variable annuity products and are also assumed from a ceding company; minimum investment return guarantees on insurance products offered in the Netherlands, including group pension and traditional products; variable annuities sold in Europe. Additionally, Aegon offers guarantees on variable annuities sold through its joint venture in Japan.

Since the price of these guarantees is not quoted in any market, the fair values of these guarantees are based on discounted cash flows calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees which are unlike instruments available in financial markets, their fair values are determined by using stochastic models under a variety of market return scenarios. A variety of factors are considered, including own credit spread, expected market rates of return, equity and interest rate volatility, correlations of market returns, discount rates and actuarial assumptions. The most significant unobservable factor is own credit spread. The weighted average own credit spread used in the valuations of embedded derivatives in insurance contracts decreased to 0.2% (2016: 0.4%).

The expected returns are based on risk-free rates. Aegon added a premium to reflect the credit spread as required. The credit spread is set by using the Credit default swap (CDS) spreads of a reference portfolio of life insurance companies (including Aegon), adjusted to reflect the subordination of senior debt holders at the holding company level to the position of policyholders at the operating company level (who have priority in payments over other creditors). Aegon’s assumptions are set by region to reflect differences in the valuation of the guarantee embedded in the insurance contracts.

Aegon extrapolates yield curves beyond market observable maturities. The discount rates converge linearly in 10 years to an Ultimate Forward Rate of 4.25% from the last liquid point. The uniform last liquid point for all Aegon’s major currencies (EUR, USD and GBP) is set at 30 years.

Since many of the assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level III of the fair value hierarchy. Refer to note 38 Guarantees in insurance contracts for more details about Aegon’s guarantees.

Real estate

Valuations of both investments in real estate and real estate held for own use are conducted in full by independent external appraisers at least every three to five years and reviewed at least once a year by qualified internal appraisers to ensure the value correctly reflects the fair value at the reporting date. Appraisals are different for each specific local market, but are based on market guidelines such as International Valuation Standards, Uniform Standards of Professional Appraisal Practice or guidelines issued by the Investment Property Databank. Valuations are mostly based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property. Discount rates used in the valuation of real estate reflect the risk embedded in the projected cash flows for the asset being valued. Capitalization rates represent the income rate for a real estate property that reflects the relationship between a single year’s net operating income expectancy and the total property price or value. For property held for own use, appraisers consider the present value of the future rental income cash flows that could be achieved had the real estate been rented to a third party.

Investment contracts

Investment contracts issued by Aegon are either carried at fair value (if they are designated as financial liabilities at fair value through profit or loss) or amortized cost (with fair value being disclosed in the notes to the consolidated financial statements). These contracts are not quoted in active markets and their fair values are determined by using valuation techniques, such as discounted cash flow methods and stochastic modeling or in relation to the unit price of the underlying assets. All models are validated and calibrated. A variety of factors are considered, including time value, volatility, policyholder behavior, servicing costs and fair values of similar instruments.

Similar to embedded derivatives in insurance contracts, certain investment products are not quoted in active markets and their fair values are determined by using valuation techniques. Because of the dynamic and complex nature of these cash flows, stochastic or similar techniques under a variety of market return scenarios are often used. A variety of factors are considered, including expected market rates of return, market volatility, correlations of market returns, discount rates and actuarial assumptions.

The expected returns are based on risk-free rates, such as the current London Interbank Offered Rate (LIBOR) swap rates and associated forward rates, the Overnight Index Swap (OIS) curve or the current rates on local government bonds. Market volatility assumptions for each underlying index are based on observed market implied volatility data and/or observed market performance. Correlations of market returns for various underlying indices are based on observed market returns and their inter-relationships over a number of years preceding the valuation date. Current risk-free spot rates are used to determine the present value of expected future cash flows produced in the stochastic projection process.

Assumptions on customer behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities.

Trust pass-through securities and subordinated borrowings

Trust pass-through securities and subordinated borrowings are either carried at fair value (if they are designated as financial liabilities at fair value through profit or loss) or amortized cost (with fair value being disclosed in the notes to the consolidated financial statements). For the determination of the fair value of these instruments, the level hierarchy as described by IFRS is used. The preferred method of obtaining the fair value of the fair value option bonds is the quoted price (Level I). In case markets are less liquid or the quoted prices are not available, an internal model is used, based on parameters which are market observable (Level II). Aegon uses a discounted cash flow method including yield curves such as deposit rates, floating rates and 3-month swap rates. In addition, Aegon includes own credit spread based on Aegon’s credit default swap curve.

Summary of total financial assets and financial liabilities at fair value through profit or loss

The table that follows summarizes the carrying amounts of financial assets and financial liabilities that are classified as at fair value through profit or loss, with appropriate distinction between those financial assets and financial liabilities held for trading and those that, upon initial recognition, were designated as at fair value through profit or loss.

	2017		2016
	Trading	Designated	Trading	Designated

Investments for general account	78	7,042	66	5,076

Investments for account of policyholders	-	193,409	-	202,924

Derivatives with positive values not designated as hedges	5,430	-	6,935	-
Total financial assets at fair value through profit or loss	5,508	200,451	7,001	208,001

Investment contracts for account of policyholders	-	37,169	-	42,803

Derivatives with negative values not designated as hedges	6,792	-	8,386	-

Borrowings	-	536	-	610

Total financial liabilities at fair value through profit or loss	6,792	37,705	8,386	43,413

Investments for general account

The Group manages certain portfolios on a total return basis which have been designated at fair value through profit or loss. This includes portfolios of investments in limited partnerships and limited liability companies (primarily hedge funds) for which the performance is assessed internally on a total return basis. In addition, some investments that include an embedded derivative that would otherwise have required bifurcation, such as convertible instruments, preferred shares and credit linked notes, have been designated at fair value through profit or loss.

Investments for general account backing insurance and investment liabilities, that are carried at fair value with changes in the fair value recognized in the income statement, are designated at fair value through profit or loss. The Group elected to designate these investments at fair value through profit or loss, as a classification of financial assets as available-for-sale would result in accumulation of unrealized gains and losses in a revaluation reserve within equity, while changes to the liability would be reflected in net income (accounting mismatch).

Investments for account of policyholders

Investments held for account of policyholders comprise assets that are linked to various insurance and investment contracts for which the financial risks are borne by the customer. Under the Group’s accounting policies these insurance and investment liabilities are measured at the fair value of the linked assets with changes in the fair value recognized in the income statement. To avoid an accounting mismatch the linked assets have been designated as at fair value through profit or loss.

In addition, the investment for account of policyholders include with profit assets, where an insurer manages these assets together with related liabilities on a fair value basis in accordance with a documented policy of asset and liability management. In accordance with the Group’s accounting policies, these assets have been designated as at fair value through profit or loss.

Investment contracts for account of policyholders

With the exception of the financial liabilities with discretionary participating features that are not subject to the classification and measurement requirements for financial instruments, all investment contracts for account of policyholders that are carried at fair value or at the fair value of the linked assets are included in the table above.

Derivatives

With the exception of derivatives designated as a hedging instrument, all derivatives held for general account and held for account of policyholders are included in the table above.

Borrowings

Borrowings designated as at fair value through profit or loss includes financial instruments that are managed on a fair value basis together with related financial assets and financial derivatives (note 39 Borrowings).

Gains and losses on financial assets and financial liabilities classified at fair value through profit or loss

Gains and losses recognized in the income statement on financial assets and financial liabilities classified as at fair value through profit or loss can be summarized as follows:

	2017		2016
	Trading	Designated	Trading	Designated

Net gains and (losses)	13,924	5,679	6,509	8,815

No loans and receivables were designated at fair value through profit or loss.

Changes in the fair value of investment contracts for account of policyholders designated at fair value through profit or loss were not attributable to changes in Aegon’s credit spread. There are also no differences between the carrying amounts of these financial liabilities and the contractual amounts payable at maturity (net of surrender penalties).

Refer to note 39 Borrowings for the impact of Aegon’s own credit spread on the fair value of the borrowings designated at fair value through profit or loss.